Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Related Parties [Abstract]
Schedule of Transactions with Related Parties

The compensation of key management personnel of the Group is analysed as follows:

	2021	2020	2019
Directors’ fee	511	412	400
Short-term employee benefits	1,934	2,026	1,704
Social security contributions and defined contribution plans	692	634	563
Employee benefit obligations	132	137	118
Total	3,269	3,209	2,785

The aggregate value of transactions and outstanding balances related to directors were as follows.

	2021		2020		2019
	Cost	Amounts due	Cost	Amounts due	Cost	Amounts due
Legal services	86	—	392	—	32	—
Consultancy fees for business strategy	—	—	—	—	133	—
Total	86	—	392	—	165	—

The following tables provide the total amount of transactions that have been entered into with such related parties for the relevant financial year. Such transactions have been conducted at arm’s length.

December 31, 2021

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	48,457	—	1,490	6,953	—
Nars Miami LLCC (associate)	806	—	254	123	—
Natuzzi Texas LLC (joint venture)	—	—	—	—	—
Natuzzi Stores (UK) LTD (associate)	—	—	—	—	—
Natuzzi Design S.a.s.	1,820	—	—	710	—
Natuzzi Arredamenti S.r.l.	989	—	—	191	—
Natuzzi Sofa S.r.l.	232	—	—	51	—
NA.FO. S.r.l.	—	—	—	—	—
Total	52,304	—	1,744	8,028	—

December 31, 2020

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	38,401	9	2,335	5,961	—
Nars Miami LLCC (associate)	406	—	—	27	—
Natuzzi Design S.a.s.	1,734	—	—	888	—
Natuzzi Arredamenti S.r.l.	827	—	—	279	—
Natuzzi Sofa S.r.l.	238	—	—	47	—
NA.FO. S.r.l.	—	—	—	—	—
Total	41,606	9	2,335	7,202	—

December 31, 2019

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	36,442	124	—	3,619	124
Nars Miami LLCC (associate)	646	—	—	169	—
Natuzzi Design S.a.s.	1,686	—	—	1,013	—
Natuzzi Arredamenti S.r.l.	842	—	—	367	—
Natuzzi Sofa S.r.l.	249	—	—	67	—
Total	39,865	124	—	5,235	124